Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Balance Sheets	Sep. 30, 2022 USD ($)
Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred income tax liabilities	$ 107,674
Common shares subject to redemption
Common shares	18,017
Additional paid-in-capital	17,526,546
Deficit	(2,416,788)
Total shareholder’ equity	15,098,836
Adjustment 1 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred income tax liabilities
Common shares subject to redemption	1,250,000
Common shares	(320)
Additional paid-in-capital	(1,249,680)
Deficit
Total shareholder’ equity	(1,250,000)
Adjustment 2 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred income tax liabilities	(107,674)
Deficit	107,674
Total shareholder’ equity	107,674
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred income tax liabilities
Common shares subject to redemption	1,250,000
Common shares	17,697
Additional paid-in-capital	16,276,866
Deficit	(2,309,114)
Total shareholder’ equity	$ 13,956,510